Shareholder Report, Line Graph (Details) DFAE_The Canadian Small Company Series_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
The Canadian Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name											The Canadian Small Company Series
Accumulated Value	$ 24,118	$ 18,780	$ 18,140	$ 20,737	$ 12,983	$ 12,246	$ 12,126	$ 13,539	$ 12,077	$ 10,000	$ 34,855
MSCI Canada Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Canada Index (net div.)
Accumulated Value	20,650	15,741	15,939	18,520	12,425	13,226	11,867	12,603	10,890	10,000	$ 26,396
MSCI Canada Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Canada Small Cap Index (net div.)
Accumulated Value	$ 21,790	$ 16,872	$ 17,086	$ 20,724	$ 13,526	$ 12,570	$ 11,808	$ 12,721	$ 11,506	$ 10,000	$ 30,140